Share-Based Payments - Schedule of Key Assumptions Used in Valuation (Details) - Performance share units	6 Months Ended
Jun. 30, 2024 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement date share price	11.00
Expected volatility based on the historical and implied volatility of a group of comparable companies	0.3608
Dividend yield	0.0118
Risk-free rate	0.0438
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary fair value	8.30
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary fair value	11.19